[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2002
(Unaudited)

- CREDIT SUISSE
  INVESTMENT GRADE BOND FUND
















More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002


Dear Shareholder:

   For the six months ended April 30, 2002, the Common Class shares of Credit Suisse Investment Grade Bond Fund(1) (the "Fund") had a loss of 2.29%, vs. losses of 0.01% and 0.09%, respectively, for the Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers Intermediate Government Bond Index.(2)

   It was a lackluster period for high-quality bonds, which were restrained by worries that the Federal Reserve would raise interest rates in 2002, having aggressively lowered rates throughout 2001. In addition, with respect to investment-grade corporate bonds, Enron's accounting troubles caused investors to view corporate debt quite skeptically. The controversy seemed to outweigh some encouraging economic data released in the period (data that might otherwise have improved investors' outlook for corporate profits and credit upgrades). Elsewhere, mortgage-backed and asset-backed securities, less affected by concerns regarding accounting irregularities, had relatively good showings.

   The Fund had a loss and lagged its benchmarks, hindered by weakness in specific corporate holdings. These included certain telecommunications and industrial bonds that declined as "Enronitis" worries spread. That notwithstanding, we believe that the selloff was overdone, and we continued to view these holdings as attractive based on their longer-term total-return potential.

   Going forward, we intend to continue to favor non-Treasury bonds over Treasury bonds. In our view, yields offered by corporate, mortgage-backed, and asset-backed bonds remain at historically compelling levels compared with yields on Treasury bonds. (And the latter, being rated AAA, have little upside price-appreciation potential, barring an unforeseen decline in interest rates over the intermediate term at least.) We further believe that an improving economy should support non-Treasury bonds. There remain grounds for concern, of course, such as the possibility that accounting-related worries could linger for a spell. In any event, we will maintain a research-driven bond selection process, attempting to add value while striving to avoid potential trouble spots.

Gregg M. Diliberto,                                         Jo Ann Corkran,
Co-Portfolio Manager                                        Co-Portfolio Manager

Leland Crabbe,                                              Jose A. Rodriguez,
Co-Portfolio Manager                                        Co-Portfolio Manager

                 SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)

                                                        SINCE        INCEPTION
         ONE YEAR       FIVE YEAR       TEN YEAR      INCEPTION        DATE
         --------       ---------       --------      ---------      ---------
         4.86%             6.22%         6.38%          7.31%          8/22/1988

----------
(1) Name changed from Credit Suisse Warburg Pincus Intermediate Maturity Government Fund effective December 26, 2001.
(2) The Fund changed its benchmark from the Lehman Brothers Intermediate Government Bond Index to the Lehman Brothers Aggregate Bond Index, effective December 19, 2001, since the Aggregate Bond Index more closely reflects the Fund's investments. The Lehman Brothers Intermediate Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody`s Investors Service, Standard & Poor's Corporation or Fitch Investors Service. Investors cannot invest directly in an index.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

   PAR                                                              RATINGS(1)
  (000)                                                            (S&P/MOODY'S)        MATURITY           RATE%         VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (43.6%)
AUTOMOBILE MANUFACTURERS (1.4%)
          $  400   DaimlerChrysler NA Holding Corp.,
                     Global Company Guaranteed                      (BBB+ , A3)         06/15/10           8.000 $      433,677
             270   General Motors Corp., Global Bonds               (BBB+ , A3)         05/01/28           6.750        246,085
                                                                                                                 --------------
                                                                                                                        679,762
                                                                                                                 --------------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
             130   Visteon Corp., Global Senior Notes              (BBB , Baa2)         08/01/10           8.250        136,451
                                                                                                                 --------------
BANKS (5.9%)
             260   Bank of America Corp.,
                     Global Subordinated Notes                       (A , Aa3)          01/15/11           7.400        280,380
             130   Bank One Corp.                                    (A , Aa3)          02/01/06           6.500        136,259
             590   Bank One Corp., Global Subordinated Notes         (A- , A1)          11/15/11           5.900        577,883
             140   BB&T Corp.                                       (BBB+ , A2)         08/01/11           6.500        143,250
             725   General Electric Capital Corp.                   (AAA , Aaa)         03/15/32           6.750        718,157
             735   J.P. Morgan Chase & Co.                           (A+ , A1)          03/15/12           6.625        737,878
             155   Wells Fargo Bank NA, Subordinated Notes          (A+ , Aa2)          02/01/11           6.450        159,037
                                                                                                                 --------------
                                                                                                                      2,752,844
                                                                                                                 --------------
DIVERSIFIED FINANCIALS (10.5%)
             615   Citigroup, Inc., Global Subordinated Notes       (A+ , Aa2)          10/01/10           7.250        660,427
             235   Countrywide Home Loan                             (A , A3)           02/01/07           5.500        234,926
             260   Duke Capital Corp.                                (A , A3)           10/01/04           7.250        276,176
             370   Ford Motor Credit Co., Global Notes              (BBB+ , A3)         01/25/07           6.500        367,966
             690   Ford Motor Credit Co., Global Notes              (BBB+ , A3)         10/25/11           7.250        688,581
             795   General Motors Acceptance Corp., Global Notes    (BBB+ , A2)         01/15/06           6.750        821,913
             200   General Motors Acceptance Corp., Global Notes    (BBB+ , A2)         09/15/11           6.875        200,319
             770   Goldman Sachs Group, Inc., Global Notes           (A+ , A1)          01/15/12           6.600        766,637
             130   Lehman Brothers Holdings, Inc.                    (A , A2)           11/01/09           7.875        140,509
             345   Lehman Brothers Holdings, Inc., Global Notes      (A , A2)           06/15/07           8.250        384,494
             385   Morgan Stanley Dean Witter,
                     Global Unsubordinated                          (AA- , Aa3)         04/15/06           6.100        396,540
                                                                                                                 --------------
                                                                                                                      4,938,488
                                                                                                                 --------------
ELECTRIC (6.0%)
             660   Duke Energy Corp.                                 (A+ , A1)          01/15/12           6.250        665,508
             135   FirstEnergy Corp., Series B, Global Notes       (BBB- , Baa2)        11/15/11           6.450        127,804
             170   FirstEnergy Corp., Series C, Global Notes       (BBB- , Baa2)        11/15/31           7.375        161,006
             785   NRG Energy, Inc., Senior Notes                  (BBB- , Baa3)        04/01/31           8.625        745,742
             260   PG&E National Energy Group,
                     Global Senior Notes                           (BBB , Baa2)         05/16/11          10.375        272,178
             385   Progress Energy, Inc., Senior Notes             (BBB , Baa1)         03/01/06           6.750        399,369
             435   Texas Utilities Holdings Corp.,
                     Series J, Senior Notes                        (BBB , Baa3)         06/15/06           6.375        441,168
                                                                                                                 --------------
                                                                                                                      2,812,775
                                                                                                                 --------------
ENERGY (0.4%)
             180   Keyspan Gas East, Medium Term Notes               (A , A2)           02/01/10           7.875        198,667
                                                                                                                 --------------


                See Accompanying Notes to Financial Statements.


                                       3

   PAR                                                              RATINGS(1)
  (000)                                                            (S&P/MOODY'S)        MATURITY           RATE%         VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
LODGING (0.2%)
       $      70   Park Place Entertainment                        (BBB- , Ba1)         11/15/06           8.500 $       73,588
                                                                                                                 --------------
MEDIA (4.7%)
             460   AOL Time Warner, Inc., Global Bonds             (BBB+ , Baa1)        04/15/31           7.625        430,561
             200   AOL Time Warner, Inc., Global Notes             (BBB+ , Baa1)        05/01/07           6.150        194,163
             385   Comcast Cable Communications, Senior Notes      (BBB , Baa2)         01/30/11           6.750        368,599
             490   Cox Communications, Inc.                        (BBB , Baa2)         11/01/10           7.750        497,716
             220   News America Holdings, Inc.,
                     Company Guaranteed                            (BBB- , Baa3)        02/01/13           9.250        249,823
             450   News America Holdings, Inc., Debentures         (BBB- , Baa3)        08/10/18           8.250        469,459
                                                                                                                 --------------
                                                                                                                      2,210,321
                                                                                                                 --------------
MINING (0.2%)
             110   Phelps Dodge Corp., Senior Notes                (BBB- , Baa3)        06/01/31           9.500        107,609
                                                                                                                 --------------
OIL & GAS (2.8%)
             230   Anadarko Petroleum Corp., Debentures            (BBB+ , Baa1)        10/15/26           7.500        236,779
             335   Conoco Funding Co., Global
                     Company Guaranteed                            (BBB+ , Baa1)        10/15/31           7.250        353,746
             475   Dominion Resources, Inc.                        (BBB+ , Baa1)        06/15/10           8.125        523,888
             180   Enterprise Products Partners LP,
                     Company Guaranteed                            (BBB , Baa2)         02/01/11           7.500        185,526
                                                                                                                 --------------
                                                                                                                      1,299,939
                                                                                                                 --------------
PACKAGING & CONTAINERS (0.3%)
             150   MeadWestvaco Corp., Company Guaranteed          (BBB , Baa2)         04/01/12           6.850        152,375
                                                                                                                 --------------
PIPELINES (1.5%)
             230   El Paso Corp., Series MTN Global Senior Notes   (BBB , Baa2)         08/01/31           7.800        231,879
             225   El Paso Corp., Series MTN, Global Senior Notes  (BBB , Baa2)         01/15/32           7.750        225,423
               5   Williams Companies, Inc., Notes                 (BBB , Baa2)         09/01/11           7.125          4,854
             280   Williams Companies, Inc., Notes                 (BBB , Baa2)         06/15/31           7.750        262,839
                                                                                                                 --------------
                                                                                                                        724,995
                                                                                                                 --------------
REAL ESTATE (0.2%)
             100   EOP Operating LP                                (BBB+ , Baa1)        06/15/04           6.500        103,369
                                                                                                                 --------------
TELECOMMUNICATIONS (9.2%)
           1,030   AT&T Corp., Global Notes                         (BBB+ , A3)         03/15/09           6.000        909,572
              75   AT&T Corp., Global Notes                         (BBB+ , A3)         03/15/29           6.500         56,915
              65   AT&T Wireless Services, Inc.,
                     Global Notes                                  (BBB , Baa2)         05/01/07           7.500         65,056
             100   AT&T Wireless Services, Inc.,
                     Global Senior Notes                           (BBB , Baa2)         03/01/11           7.875         97,889
             360   AT&T Wireless Services, Inc.,
                     Global Senior Notes                           (BBB , Baa2)         03/01/31           8.750        353,726
             430   Citizens Communications Co.                     (BBB , Baa2)         05/15/11           9.250        462,852
             180   Deutsche Telekom International Finance           (AA- , A3)          06/15/05           7.750        189,965
             205   Qwest Capital Funding, Inc.                     (BBB- , Baa3)        02/15/31           7.750        140,975


                See Accompanying Notes to Financial Statements.


                                       4

   PAR                                                              RATINGS(1)
  (000)                                                            (S&P/MOODY'S)        MATURITY           RATE%         VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
         $   325   Qwest Capital Funding, Inc.,
                     Company Guaranteed                            (BBB- , Baa3)        08/15/06           7.750  $     252,116
             410   Qwest Capital Funding, Inc.,
                     Global Company Guaranteed                     (BBB- , Baa3)        02/15/11           7.250        297,947
             115   Sprint Capital Corp.                            (BBB+ , Baa2)        05/01/04           5.875        109,364
             260   Sprint Capital Corp.                            (BBB+ , Baa2)        01/30/11           7.625        245,175
             615   Sprint Capital Corp.,
                     Global Company Guaranteed                     (BBB+ , Baa2)        11/15/28           6.875        477,969
             225   Verizon New York                                 (A + , A1)          04/01/12           6.875        222,002
             220   WorldCom, Inc., Global Bonds                     (BB , Ba2)          05/15/31           8.250         96,958
             720   WorldCom, Inc., Global Notes                     (BB , Ba2)          05/15/11           7.500        338,906
                                                                                                                 --------------
                                                                                                                      4,317,387
                                                                                                                 --------------
TOTAL CORPORATE BONDS (Cost $21,707,989)                                                                             20,508,570
                                                                                                                 --------------
AGENCY OBLIGATIONS (0.1%)
              60   Small Business Administration Guaranteed
                     Development Participation Certificate,
                     Series 1992-IOC Class I (Cost $60,323)         (AAA , Aaa)         07/01/02           6.600         60,800
                                                                                                                 --------------
ASSET BACKED SECURITIES (2.2%)
             535   Chase Credit Card Master Trust,
                     Series 2000-2, Class A                         (AAA , Aaa)         07/15/05           1.960        535,057
             370   First USA Credit Card Master Trust
                     Series 2001-4, Class A                          (NR , NR)          01/12/09           2.020        371,037
             152   Morgan Stanley Mortgage Trust,
                     Series 40, Class 8                             (AAA , Aaa)         07/20/21           7.000        153,597
                                                                                                                 --------------
TOTAL ASSET BACKED SECURITIES (Cost $1,055,809)                                                                       1,059,691
                                                                                                                 --------------
MORTGAGE-BACKED SECURITIES (44.4%)
           2,664   Fannie Mae Pool #073292                          (AAA , Aaa)         12/01/05           6.625      2,819,623
           1,902   Fannie Mae Pool #375319                          (AAA , Aaa)         08/01/07           6.750      2,025,372
             545   Fannie Mae Pool #498569                          (AAA , Aaa)         05/01/29           7.500        569,944
             366   Fannie Mae Pool #499251                          (AAA , Aaa)         07/01/29           7.000        378,608
             501   Fannie Mae Pool #501931                          (AAA , Aaa)         02/01/30           7.000        516,931
              16   Fannie Mae Pool #503857                          (AAA , Aaa)         07/01/29           7.500         17,102
             226   Fannie Mae Pool #515160                          (AAA , Aaa)         09/01/29           7.500        236,683
              13   Fannie Mae Pool #517826                          (AAA , Aaa)         02/01/30           7.000         13,714
              14   Fannie Mae Pool #521146                          (AAA , Aaa)         12/01/29           7.000         14,675
             690   Fannie Mae Pool #522294                          (AAA , Aaa)         12/10/07           6.560        704,393
              20   Fannie Mae Pool #524164                          (AAA , Aaa)         11/01/29           7.000         20,980
             168   Fannie Mae Pool #524946                          (AAA , Aaa)         03/01/30           8.000        176,968
              66   Fannie Mae Pool #530172                          (AAA , Aaa)         03/01/30           7.500         68,618
             149   Fannie Mae Pool #532011                          (AAA , Aaa)         03/01/30           7.500        155,469
             197   Fannie Mae Pool #533091                          (AAA , Aaa)         03/01/30           7.500        205,456
              70   Fannie Mae Pool #533421                          (AAA , Aaa)         03/01/30           8.000         73,484
             294   Fannie Mae Pool #533440                          (AAA , Aaa)         01/01/30           8.000        311,360
              57   Fannie Mae Pool #533714                          (AAA , Aaa)         03/01/30           8.000         60,076


                See Accompanying Notes to Financial Statements.


                                       5

   PAR                                                              RATINGS(1)
  (000)                                                            (S&P/MOODY'S)        MATURITY           RATE%         VALUE
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (continued)
         $ 2,500   Fannie Mae TBA                                   (AAA , Aaa)         05/01/32           6.000  $   2,470,313
           3,260   Fannie Mae TBA                                   (AAA , Aaa)         05/01/32           6.500      3,298,713
           1,470   Fannie Mae TBA                                   (AAA , Aaa)         05/01/17           6.500      1,514,100
           1,295   Fannie Mae TBA                                   (AAA , Aaa)         05/01/32           7.500      1,352,871
           3,660   Fannie Mae TBA                                   (AAA , Aaa)         05/01/32           8.000      3,863,588
                                                                                                                 --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,375,942)                                                                  20,869,041
                                                                                                                 --------------
FOREIGN BONDS (5.1%)
             160   Abitibi-Consolidated, Inc., Yankee Bonds        (BBB- , Baa3)        08/01/10           8.550        164,594
             425   Abitibi-Consolidated, Inc., Yankee Debentures   (BBB- , Baa3)        08/01/30           8.850        430,802
             360   British Telecommunications PLC, Global Notes     (A- , Baa1)         12/15/05           7.875        386,336
             110   Domtar, Inc., Yankee Notes                      (BBB- , Baa3)        10/15/11           7.875        117,291
             140   Koninklijke (Royal) KPN NV,
                     Global Senior Unsubordinated                  (BBB- , Baa3)        10/01/10           8.000        144,180
              95   Koninklijke (Royal) KPN NV,
                     Global Senior Unsubordinated                  (BBB- , Baa3)        10/01/30           8.375         97,693
           1,350   Queensland Treasury Corp.,
                     Series 03G, Global Local
                     Government Guaranteed                          (AAA , Aaa)         05/14/03           8.000        745,815
             300   Telus Corp., Yankee Notes                       (BBB+ , Baa2)        06/01/11           8.000        304,541
                                                                                                                 --------------
 TOTAL FOREIGN BONDS (Cost $2,407,793)                                                                                2,391,252
                                                                                                                 --------------
UNITED STATES TREASURY OBLIGATION (1.0%)
UNITED STATES TREASURY NOTES (1.0%)
             450   United States Treasury Notes (Cost $441,422)     (AAA , Aaa)         02/15/12           4.875        442,617
                                                                                                                 --------------
SHORT-TERM INVESTMENT (29.9%)
          14,033   State Street Bank & Trust Co.
                      Euro Time Deposit (Cost $14,033,000)           (NR , NR)          05/01/02           1.750     14,033,000
                                                                                                                 --------------
TOTAL INVESTMENTS AT VALUE (126.3%) (Cost $60,082,278(2))                                                            59,364,971
LIABILITIES IN EXCESS OF OTHER ASSETS (-26.3%)                                                                      (12,357,617)
                                                                                                                 --------------
NET ASSETS (100.0%)                                                                                              $   47,007,354
                                                                                                                 ==============

-------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)


ASSETS
      Investments at value (Cost $60,082,278)                                                               $59,364,971
      Cash                                                                                                          617
      Interest receivable                                                                                       522,405
      Receivable for fund shares sold                                                                            75,446
      Receivable from investment adviser                                                                          3,767
      Prepaid expenses and other assets                                                                          51,843
                                                                                                            -----------
         Total Assets                                                                                        60,019,049
                                                                                                            -----------
LIABILITIES
      Administrative services fee payable                                                                         6,122
      Payable for investments purchased                                                                      12,827,553
      Dividend payable                                                                                          177,696
      Directors fee payable                                                                                         324
                                                                                                            -----------
         Total Liabilities                                                                                   13,011,695
                                                                                                            -----------
NET ASSETS

      Capital stock, $0.001 par value                                                                             4,675
      Paid-in capital                                                                                        47,403,823
      Accumulated net realized gain on investments and foreign currency transactions                            315,502
      Net unrealized depreciation from investments and foreign currency translations                           (716,646)
                                                                                                            -----------
         Net Assets                                                                                         $47,007,354
                                                                                                            ===========
COMMON SHARES
      Net assets                                                                                            $46,771,484
      Shares outstanding                                                                                      4,651,500
                                                                                                            -----------
      Net asset value, offering price and redemption price per share                                             $10.06
                                                                                                                 ======
A SHARES
         Net assets                                                                                         $   114,949
         Shares outstanding                                                                                      11,434
                                                                                                            -----------
         Net asset value and redemption price per share                                                          $10.05
                                                                                                                 ======
         Maximum offering price per share
            (net asset value/(1-4.75%))                                                                          $10.55
                                                                                                                 ======
B SHARES
         Net assets                                                                                         $    81,895
         Shares outstanding                                                                                       8,147
                                                                                                            -----------
         Net asset value and offering price per share                                                            $10.05
                                                                                                                 ======
C SHARES
         Net assets                                                                                         $    39,026
         Shares outstanding                                                                                       3,879
                                                                                                            -----------
         Net asset value and offering price per share                                                            $10.06
                                                                                                                 ======


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

INTEREST INCOME                                                                                            $  1,323,391
                                                                                                           ------------
EXPENSES
      Investment advisory fees                                                                                  125,289
      Administrative services fees                                                                               45,098
      Shareholder servicing/Distribution fees                                                                       115
      Transfer agent fees                                                                                        29,376
      Registration fees                                                                                          24,613
      Legal fees                                                                                                 14,141
      Directors fees                                                                                              6,192
      Printing fees                                                                                               6,034
      Audit fees                                                                                                  5,630
      Custodian fees                                                                                              4,234
      Insurance expense                                                                                           1,576
      Interest expense                                                                                              468
      Miscellaneous expense                                                                                       2,784
                                                                                                           ------------
         Total expenses                                                                                         265,550
      Less: fees waived                                                                                        (115,089)
                                                                                                           ------------
         Net expenses                                                                                           150,461
                                                                                                           ------------
            Net investment income                                                                             1,172,930
                                                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    AND FOREIGN CURRENCY RELATED ITEMS
      Net realized gain from investments                                                                      1,377,797
      Net realized loss from foreign currency transactions                                                         (222)
      Net change in unrealized appreciation (depreciation) from investments                                  (3,767,960)
      Net change in unrealized appreciation (depreciation) from foreign currency translations                       637
                                                                                                           ------------
      Net realized and unrealized loss from investments and foreign currency related items                   (2,389,748)
                                                                                                           ------------
      Net decrease in net assets resulting from operations                                                 $ (1,216,818)
                                                                                                           ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX MONTHS
                                                                                          ENDED            FOR THE YEAR
                                                                                      APRIL 30, 2002           ENDED
                                                                                        (UNAUDITED)       OCTOBER 31, 2001
FROM OPERATIONS
   Net investment income                                                              $  1,172,930         $   2,581,607
   Net gain on investments and foreign currency transactions                             1,377,575               192,884
   Net change in unrealized appreciation (depreciation) from investments
     and foreign currency translations                                                  (3,767,323)            3,425,476
                                                                                      ------------         -------------
     Net increase (decrease) in net assets resulting from operations                    (1,216,818)            6,199,967
                                                                                      ------------         -------------
FROM DIVIDENDS
   Dividends from net investment income
     Common Class shares                                                                (1,171,965)           (2,581,607)
     Class A shares                                                                           (679)                   --
     Class B shares                                                                            (49)                   --
     Class C shares                                                                           (237)                   --
                                                                                      ------------         -------------
     Net decrease in net assets from dividends                                          (1,172,930)           (2,581,607)
                                                                                      ------------         -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                         26,714,950            50,060,690
   Reinvestment of dividends                                                               890,864             2,267,284
   Net asset value of shares redeemed                                                  (32,194,261)          (49,935,072)
                                                                                      ------------         -------------
     Net increase (decrease) in net assets from capital share transactions              (4,588,447)            2,392,902
                                                                                      ------------         -------------
   Net increase (decrease) in net assets                                                (6,978,195)            6,011,262

NET ASSETS
   Beginning of period                                                                  53,985,549            47,974,287
                                                                                      ------------         -------------
   End of period                                                                      $ 47,007,354         $  53,985,549
                                                                                      ============         =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2002   -----------------------------------------------------------------
                                                    (UNAUDITED)        2001         2000          1999           1998         1997
                                                    -----------        ----         ----          ----           ----         ----
PER SHARE DATA

   Net asset value, beginning of period             $ 10.54          $ 9.80        $ 9.77       $ 10.37        $ 10.05      $ 10.07
                                                    -------         -------       -------       -------        -------      -------
INVESTMENT OPERATIONS
   Net investment income                               0.24            0.53          0.56          0.53           0.56         0.58
   Net gain (loss) on investments
      and foreign currency related items
     (both realized and unrealized)                   (0.48)           0.74          0.03         (0.54)          0.32         0.10
                                                    -------         -------       -------       -------        -------      -------
         Total from investment operations             (0.24)           1.27          0.59         (0.01)          0.88         0.68
                                                    -------         -------       -------       -------        -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income               (0.24)          (0.53)        (0.56)        (0.53)         (0.56)       (0.58)
   Distributions from net realized gains                 --              --            --         (0.04)            --        (0.08)
   Distributions in excess of net realized gains         --              --            --         (0.02)            --        (0.04)
                                                    -------         -------       -------       -------        -------      -------
         Total dividends and distributions            (0.24)          (0.53)        (0.56)        (0.59)         (0.56)       (0.70)
                                                    -------         -------       -------       -------        -------      -------
NET ASSET VALUE, END OF PERIOD                      $ 10.06         $ 10.54        $ 9.80        $ 9.77        $ 10.37      $ 10.05
                                                    =======         =======       =======       =======        =======      =======
         Total return                                 (2.29)%(1)      13.25%         6.27%        (0.05)%         9.35%        6.99%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $46,771         $53,986       $47,974       $56,625        $78,200      $48,421
      Ratio of expenses to average net assets(2)       0.60%(3)        0.60%         0.62%         0.61%          0.60%        0.61%
      Ratio of net investment income to
         average net assets                            4.68%(3)        5.18%         5.77%         5.27%          5.54%        5.81%
      Decrease reflected in above operating
         expense ratios due to waivers/
         reimbursements                                0.46%(3)        0.42%         0.31%         0.28%          0.34%        0.33%
   Portfolio turnover rate                              228%             41%           84%           91%           134%         104%

-----------------
(1) Non-annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class Shares' net expense ratio by .00% for the six months ended April 30, 2002, and .00%, .02%, .01%, .00%, and .01% for the years ended
    October 31, 2001, 2000, 1999, 1998, and 1997, respectively. The Common Class Shares' net operating expense ratio after reflecting these arrangements was .60% for the six months ended April 30, 2002, and for the years ended October 31, 2001, 2000, 1999, 1998 and 1997, respectively.
(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Investment Grade Bond Fund, formerly Credit Suisse Warburg Pincus Investment Grade Bond Fund (the "Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to achieve a high total return.

    The Fund is authorized to offer four classes of shares: Common, Class A, Class B, and Class C. Effective November 30, 2001, the Fund began offering Class A, Class B, and Class C shares to new investors. Effective December 12, 2001 the Common Class shares were closed to new investors. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares are not subject to shareholder servicing or distribution fees. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results of Class A, Class B and Class C shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Effective November 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gain and losses, as a component of interest income. The effect of this change for the six months ended April 30, 2002, to the Fund was to increase net investment income by $54,575 and to decrease net realized gains (losses) by $54,575. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commision ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   I) OTHER -- The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..50% of the Fund's average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $125,289 and $115,089, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Fund. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $25,058.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

       AVERAGE DAILY NET ASSETS                           ANNUAL RATE
       ------------------------                --------------------------------
       First $150 million                      .07% of average daily net assets
       Second $150 million                     .06% of average daily net assets
       Over $300 million                       .05% of average daily net assets

   For the six months ended April 30, 2002, administrative services fees earned by PFPC (including out-of-pocket expenses) were $20,040.

   At its meeting held on February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class B and Class C shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                         SHAREHOLDER SERVICING/
       FUND                                 DISTRIBUTION FEE
       ----                              ----------------------
       Class A                                     $ 38
       Class B                                       13
       Class C                                       64
                                                   ----
                                                   $115
                                                   ====

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $18,086, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $6 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $4,951 for its services to the Fund.


NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

        AVERAGE DAILY          WEIGHTED AVERAGE              MAXIMUM DAILY
        LOAN BALANCE            INTEREST RATE %            LOAN OUTSTANDING
        -------------          ----------------            ----------------
           $8,597                   2.408%                    $1,046,000

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A. G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were $28,234,701 and $3,171,966, and $81,928,030 and $108,736,625,
respectively.

   At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $590,577, $1,307,884 and $717,307, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. The Advisor Class shares of the fund were liquidated on June 1, 2000. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                              FOR THE
                                         SIX MONTHS ENDED                        FOR THE
                                          APRIL 30, 2002                       YEAR ENDED
                                           (UNAUDITED)                      OCTOBER 31, 2001
                                    ---------------------------        ---------------------------
                                      SHARES           VALUE              SHARES         VALUE
                                    -----------    ------------        -----------    ------------
Shares sold                           2,571,852    $ 26,476,997          4,930,936    $ 50,060,690
Shares issued in reinvestment
  of dividends                           86,990         890,562            223,249       2,267,284
Shares redeemed                      (3,131,287)    (32,194,261)        (4,923,915)    (49,935,072)
                                    -----------    ------------        -----------    ------------
Net increase (decrease)                (472,445)   $ (4,826,702)           230,270    $  2,392,902
                                    ===========    ============        ===========    ============

                                               CLASS A                             CLASS B
                                        -----------------------             ---------------------
                                                FOR THE                            FOR THE
                                             PERIOD ENDED                       PERIOD ENDED
                                            APRIL 30, 2002                     APRIL 30, 2002
                                            (UNAUDITED)(1)                     (UNAUDITED)(1)
                                        -----------------------             ---------------------
                                         SHARES         VALUE               SHARES         VALUE
                                        -------       ---------             ------       --------
Shares sold                              11,406       $ 116,150              8,145       $ 82,158
Shares issued in reinvestment
   of dividends                              28             282                  2             18
                                        -------       ---------             ------       --------
Net increase                             11,434       $ 116,432              8,147       $ 82,176
                                        =======       =========             ======       ========


                                                CLASS C
                                        -----------------------
                                                FOR THE
                                             PERIOD ENDED
                                            APRIL 30, 2002
                                            (UNAUDITED)(1)
                                        -----------------------
                                         SHARES          VALUE
                                        -------        --------
Shares sold                               3,879        $ 39,643
                                        -------        --------
Net increase                              3,879        $ 39,643
                                        =======        ========

(1) For the period December 24, 2001 (inception date) through April 30, 2002.


NOTE 6. FUTURES CONTRACTS

   The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002 the Fund had no open futures contracts.

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